Secured Term Loan Facilities and Revolving Credit Facilities - Loan Facility Covenants (Details) - Line of Credit $ in Millions	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Minimum cash and cash equivalents balance	$ 50
Cash and cash equivalents balance to total indebtedness (as a percent)	5.00%
Adjusted total stockholders' equity to adjusted total assets, minimum ratio (as a percent)	30.00%
Minimum
Debt Instrument [Line Items]
Aggregate fair market value of collateral to aggregate outstanding amount (as a percent)	110.00%